UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Equity Fund

Class I shares (ARSOX)

Aristotle International Equity Fund

Class I shares (ARSFX)

Aristotle Strategic Credit Fund

Class I shares (ARSSX)

Aristotle Value Equity Fund

Class I shares (ARSQX)

Aristotle Small Cap Equity Fund

Class I shares (ARSBX)

Aristotle Core Equity Fund

Class I shares (ARSLX)

SEMI-ANNUAL REPORT

June 30, 2021

Aristotle Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements	50
Expense Examples	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	AUSTRIA — 1.1%
24,500	Erste Group Bank A.G.	$898,779
	CANADA — 4.2%
71,300	Cameco Corp.	1,366,641
23,000	Magna International, Inc.	2,130,720
		3,497,361
	FRANCE — 7.7%
10,400	Dassault Systemes S.E.	2,521,698
3,150	LVMH Moet Hennessy Louis Vuitton S.E.	2,469,878
31,000	TotalEnergies S.E.	1,402,424
		6,394,000
	GERMANY — 5.7%
21,678	Nemetschek S.E.	1,658,365
1,610	Rational A.G.	1,458,430
11,800	Symrise A.G.	1,643,941
		4,760,736
	HONG KONG — 2.1%
144,000	AIA Group Ltd.	1,789,730
	IRELAND — 2.1%
14,200	Medtronic PLC	1,762,646
	JAPAN — 13.8%
6,600	FANUC Corp.	1,591,854
44,100	KDDI Corp.	1,375,458
74,000	Kubota Corp.	1,496,719
47,900	Marui Group Co., Ltd.	900,267
115,300	Mitsubishi UFJ Financial Group, Inc.	622,814
14,300	Nidec Corp.	1,657,253
17,000	Otsuka Holdings Co., Ltd.	704,973
46,200	Pan Pacific International Holdings Corp.	958,974
23,000	Sony Corp.	2,239,030
		11,547,342
	KOREA (REPUBLIC OF-SOUTH) — 3.2%
40,800	Samsung Electronics Co., Ltd.	2,670,124

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.6%
11,400	Heineken N.V.	$1,381,408
	SINGAPORE — 2.0%
75,946	DBS Group Holdings Ltd.	1,683,610
	SWEDEN — 1.5%
40,800	Assa Abloy A.B. - Class B	1,229,039
	SWITZERLAND — 3.3%
20,800	Alcon, Inc.	1,456,202
8,000	Chubb Ltd.	1,271,520
		2,727,722
	UNITED KINGDOM — 2.1%
87,600	GlaxoSmithKline PLC	1,720,009
	UNITED STATES — 47.1%
4,700	Adobe, Inc.*	2,752,508
7,300	Amgen, Inc.	1,779,375
31,400	Axalta Coating Systems Ltd.*	957,386
46,700	Bank of America Corp.	1,925,441
27,100	Carnival PLC*	622,599
26,300	Coca-Cola Co.	1,423,093
10,200	Danaher Corp.	2,737,272
6,000	General Dynamics Corp.	1,129,560
6,700	Honeywell International, Inc.	1,469,645
26,800	Lennar Corp. - Class A	2,662,580
7,900	Martin Marietta Materials, Inc.	2,779,299
16,200	Microchip Technology, Inc.	2,425,788
12,100	Microsoft Corp.	3,277,890
17,200	Oshkosh Corp.	2,143,808
7,700	PayPal Holdings, Inc.*	2,244,396
17,600	Penske Automotive Group, Inc.	1,328,624
9,600	Procter & Gamble Co.	1,295,328
13,500	QUALCOMM, Inc.	1,929,555
16,100	RPM International, Inc.	1,427,748
31,500	Twitter, Inc.*	2,167,515
16,200	Walgreens Boots Alliance, Inc.	852,282
		39,331,692
	Total Common Stocks
	(Cost $52,859,989)	81,394,198

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.4%
$2,035,614	UMB Money Market Fiduciary, 0.01%[1]	$2,035,614
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,035,614)	2,035,614
	TOTAL INVESTMENTS — 99.9%
	(Cost $54,895,603)	83,429,812
	Other Assets in Excess of Liabilities — 0.1%	64,573
	TOTAL NET ASSETS — 100.0%	$83,494,385

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.0%
Industrials	12.6%
Health Care	12.2%
Consumer Discretionary	12.1%
Financials	9.8%
Materials	8.2%
Consumer Staples	7.1%
Communications	4.2%
Energy	3.3%
Total Common Stocks	97.5%
Short-Term Investments	2.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	AUSTRIA — 1.7%
157,600	Erste Group Bank A.G.	$5,781,532
	CANADA — 9.0%
1,743	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*	92,123
252,800	Brookfield Asset Management, Inc. - Class A	12,896,960
257,100	Cameco Corp.	4,927,958
126,500	Magna International, Inc.	11,712,169
		29,629,210
	FRANCE — 16.6%
88,900	Amundi S.A.[1]	7,836,987
59,800	Cie Generale des Etablissements Michelin SCA	9,536,519
47,900	Dassault Systemes S.E.	11,614,358
15,800	LVMH Moet Hennessy Louis Vuitton S.E.	12,388,594
52,800	Safran S.A.	7,319,630
132,400	TotalEnergies S.E.	5,989,711
		54,685,799
	GERMANY — 5.0%
114,100	Nemetschek S.E.	8,728,637
56,800	Symrise A.G.	7,913,208
		16,641,845
	HONG KONG — 2.6%
683,400	AIA Group Ltd.	8,493,760
	IRELAND — 6.4%
46,400	Accenture PLC - Class A	13,678,256
195,400	Experian PLC	7,530,563
		21,208,819
	JAPAN — 17.0%
38,600	FANUC Corp.	9,309,933
244,600	KDDI Corp.	7,628,957
319,100	Kubota Corp.	6,454,095
296,300	Marui Group Co., Ltd.	5,568,877
76,300	Nidec Corp.	8,842,545
141,100	Otsuka Holdings Co., Ltd.	5,851,278
129,300	Sony Corp.	12,587,241
		56,242,926

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.9%
133,800	Samsung Electronics Co., Ltd.	$9,588,119
	NETHERLANDS — 5.9%
81,000	Akzo Nobel N.V.	10,007,351
77,400	Heineken N.V.	9,379,037
		19,386,388
	PERU — 2.0%
56,100	Credicorp Ltd.*	6,794,271
	SINGAPORE — 2.3%
337,200	DBS Group Holdings Ltd.	7,475,223
	SWEDEN — 2.2%
240,300	Assa Abloy A.B. - Class B	7,238,679
	SWITZERLAND — 4.3%
111,700	Alcon, Inc.	7,820,086
70,100	Novartis A.G.	6,388,017
		14,208,103
	UNITED KINGDOM — 18.3%
219,300	Ashtead Group PLC	16,272,309
292,900	Close Brothers Group PLC	6,138,380
137,700	Coca-Cola European Partners PLC	8,168,364
433,000	GlaxoSmithKline PLC	8,501,870
68,300	Reckitt Benckiser Group PLC	6,043,922
1,156,400	Rentokil Initial PLC	7,918,357
124,900	Unilever N.V.	7,310,515
		60,353,717
	UNITED STATES — 0.9%
130,700	Carnival PLC*	3,002,719
	Total Common Stocks
	(Cost $263,374,987)	320,731,110

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.5%
$8,357,466	UMB Money Market Fiduciary, 0.01%[2]	$8,357,466
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,357,466)	8,357,466
	TOTAL INVESTMENTS — 99.6%
	(Cost $271,732,453)	329,088,576
	Other Assets in Excess of Liabilities — 0.4%	1,169,295
	TOTAL NET ASSETS — 100.0%	$330,257,871

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,836,987, which represents 2.4% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.0%
Financials	16.8%
Industrials	16.5%
Consumer Discretionary	12.8%
Consumer Staples	9.4%
Health Care	8.6%
Materials	6.9%
Communications	2.3%
Energy	1.8%
Total Common Stocks	97.1%
Short-Term Investments	2.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS — 9.0%
	COMMUNICATIONS — 1.9%
$136,522	CSC Holdings LLC 2.573% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	$135,534
20,256	Meredith Corp. 2.604% (1-Month USD Libor+250 basis points), 1/31/2025[1,2,3]	20,199
		155,733
	CONSUMER DISCRETIONARY — 4.0%
160,000	American Airlines, Inc. 5.500% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,3]	167,010
116,645	Penn National Gaming, Inc. 2.250% (3-Month USD Libor+150 basis points), 10/19/2023[1,3]	116,372
50,000	WW International, Inc. 4.000% (1-Month USD Libor+350 basis points), 4/13/2028[1,2,3]	50,208
		333,590
	HEALTH CARE — 0.8%
65,070	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	65,074
	INDUSTRIALS — 2.0%
169,604	Vertex Aerospace Services Corp. 4.104% (1-Month USD Libor+400 basis points), 6/29/2027[1,2,3]	169,896
	TECHNOLOGY — 0.3%
29,700	Presidio Holdings, Inc. 3.686% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	29,733
	Total Bank Loans
	(Cost $749,768)	754,026
	CORPORATE BONDS — 88.2%
	COMMUNICATIONS — 9.9%
	AMC Networks, Inc.
19,000	5.000%, 4/1/2024[2]	19,242
105,000	4.750%, 8/1/2025[2]	107,803
130,000	4.250%, 2/15/2029[2]	131,137
65,000	CenturyLink, Inc. 7.650%, 3/15/2042	72,963
45,000	CSC Holdings LLC 5.250%, 6/1/2024	48,823
114,000	DISH DBS Corp. 5.875%, 11/15/2024	122,407
95,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	106,519
80,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	85,100

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$80,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	$84,400
45,000	VeriSign, Inc. 4.750%, 7/15/2027[2]	47,756
		826,150
	CONSUMER DISCRETIONARY — 27.3%
35,000	ADT Corp. 4.125%, 6/15/2023	36,838
35,000	ADT Security Corp. 3.500%, 7/15/2022	35,656
100,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	104,500
121,000	Brinker International, Inc. 3.875%, 5/15/2023	124,642
50,000	Carnival Corp. 7.200%, 10/1/2023[4]	53,625
22,000	Dana, Inc. 5.625%, 6/15/2028[2]	23,808
75,000	Delta Air Lines, Inc. 3.625%, 3/15/2022[2]	76,054
105,000	Ford Motor Co. 8.500%, 4/21/2023	117,175
80,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[2]	82,080
70,000	Griffon Corp. 5.750%, 3/1/2028[2]	74,375
71,087	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	82,786
77,000	KB Home 7.625%, 5/15/2023[2]	83,712
	L Brands, Inc.
80,000	5.625%, 10/15/2023	87,900
55,000	6.694%, 1/15/2027	64,709
76,000	Macy's Retail Holdings LLC 3.625%, 6/1/2024[2]	77,976
85,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026[2]	88,294
48,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	54,720
60,000	MGM Resorts International 4.750%, 10/15/2028[2]	63,750

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$90,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	$89,100
58,000	QVC, Inc. 4.850%, 4/1/2024	62,930
161,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	169,855
40,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	41,300
100,000	Tenneco, Inc. 5.000%, 7/15/2026[2]	99,470
75,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[2]	81,375
182,740	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	180,972
170,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	176,375
50,000	Wyndham Destinations, Inc. 4.250%, 3/1/2022[2]	50,562
		2,284,539
	ENERGY — 11.0%
90,000	Antero Resources Corp. 5.000%, 3/1/2025[2]	92,112
35,000	Buckeye Partners LP 4.150%, 7/1/2023[2]	36,181
127,000	Continental Resources, Inc. 4.500%, 4/15/2023[2]	132,715
120,000	EQM Midstream Partners LP 4.000%, 8/1/2024[2]	123,246
63,000	Hess Corp. 4.300%, 4/1/2027[2]	70,150
75,000	HollyFrontier Corp. 2.625%, 10/1/2023	77,539
121,000	MPLX LP 1.223% (3-Month USD Libor+110 basis points), 9/9/2022[2,3]	121,077
65,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	66,463
80,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[2]	78,600
80,000	Southwestern Energy Co. 6.450%, 1/23/2025[2]	88,560

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$36,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	$37,098
		923,741
	FINANCIALS — 24.2%
70,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	74,873
74,000	Bank of America Corp. 6.300% (3-Month USD Libor+455 basis points)[2,5,6]	86,025
122,000	Brookfield Finance LLC 4.000%, 4/1/2024[2,4]	131,843
	Citigroup, Inc.
55,000	5.900% (3-Month USD Libor+423 basis points)[2,5,6]	58,051
52,000	6.250% (3-Month USD Libor+452 basis points)[2,5,6]	60,762
50,000	Crown Castle International Corp. 3.300%, 7/1/2030[2]	53,605
123,000	Goldman Sachs Group, Inc. 1.934% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	130,228
80,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	83,600
57,000	JPMorgan Chase & Co. 6.750% (3-Month USD Libor+378 basis points)[2,5,6]	63,204
94,000	MetLife, Inc. 10.750%, 8/1/2039[2]	162,622
75,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	80,063
130,000	Morgan Stanley 3.794% (3-Month USD Libor+361 basis points)[2,5,6]	130,488
96,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	101,568
69,000	Navient Corp. 5.875%, 10/25/2024	74,434
159,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,6]	168,094
81,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[2]	83,191
105,000	Service Properties Trust 4.500%, 3/15/2025[2]	104,475
	Springleaf Finance Corp.
40,000	8.250%, 10/1/2023	45,000
60,000	7.125%, 3/15/2026	69,883
25,000	4.000%, 9/15/2030[2]	24,742

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Starwood Property Trust, Inc.
$80,000	5.000%, 12/15/2021[2]	$80,400
100,000	4.750%, 3/15/2025[2]	104,000
43,000	VEREIT Operating Partnership LP 4.875%, 6/1/2026[2]	49,554
		2,020,705
	HEALTH CARE — 4.2%
100,000	Encompass Health Corp. 4.500%, 2/1/2028[2]	103,747
79,000	Magellan Health, Inc. 4.900%, 9/22/2024[2]	87,809
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	26,156
75,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[2]	76,103
58,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 7/21/2023[4]	57,796
		351,611
	INDUSTRIALS — 0.4%
35,000	United Rentals North America, Inc. 5.875%, 9/15/2026[2]	36,218
	MATERIALS — 4.1%
60,000	Allegheny Technologies, Inc. 7.875%, 8/15/2023[2]	65,775
55,000	Freeport-McMoRan, Inc. 4.625%, 8/1/2030[2]	60,225
122,000	Mercer International, Inc. 5.500%, 1/15/2026[2]	125,354
65,000	Methanex Corp. 4.250%, 12/1/2024[2,4]	68,856
24,000	Olin Corp. 5.500%, 8/15/2022	25,020
		345,230
	TECHNOLOGY — 3.8%
99,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	106,177
89,000	Dell, Inc. 5.400%, 9/10/2040	105,020

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$60,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024[2]	$62,250
43,000	Jabil, Inc. 1.700%, 4/15/2026[2]	43,345
		316,792
	UTILITIES — 3.3%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	71,012
160,000	Pacific Gas and Electric Co. 1.750%, 6/16/2022[2]	159,907
45,000	Southern California Edison Co. 1.100%, 4/1/2024[2]	45,316
		276,235
	Total Corporate Bonds
	(Cost $7,215,848)	7,381,221

Number of Shares
	PREFERRED STOCKS — 1.1%
	FINANCIALS — 1.1%
60	Wells Fargo & Co.[5,7]	91,096
	Total Preferred Stocks
	(Cost $83,610)	91,096

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$140,707	UMB Money Market Fiduciary, 0.01%[8]	140,707
	Total Short-Term Investments
	(Cost $140,707)	140,707
	TOTAL INVESTMENTS — 100.0%
	(Cost $8,189,933)	8,367,050
	Liabilities in Excess of Other Assets — (0.0)%	(2,052)
	TOTAL NET ASSETS — 100.0%	$8,364,998

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	Convertible security.
[8]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SUMMARY OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Consumer Discretionary	4.0%
Industrials	2.0%
Communications	1.9%
Health Care	0.8%
Technology	0.3%
Total Bank Loans	9.0%
Corporate Bonds
Consumer Discretionary	27.3%
Financials	24.2%
Energy	11.0%
Communications	9.9%
Health Care	4.2%
Materials	4.1%
Technology	3.8%
Utilities	3.3%
Industrials	0.4%
Total Corporate Bonds	88.2%
Preferred Stocks
Financials	1.1%
Short-Term Investments	1.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	COMMUNICATIONS — 2.7%
293,700	Twitter, Inc.*	$20,209,497
	CONSUMER DISCRETIONARY — 5.2%
554,000	Cie Generale des Etablissements Michelin SCA - ADR[1]	17,705,785
215,900	Lennar Corp. - Class A	21,449,665
78	Lennar Corp. - Class B	6,353
		39,161,803
	CONSUMER STAPLES — 6.6%
282,100	Coca-Cola Co.	15,264,431
110,000	Procter & Gamble Co.	14,842,300
159,800	Tyson Foods, Inc. - Class A	11,786,848
146,000	Walgreens Boots Alliance, Inc.	7,681,060
		49,574,639
	ENERGY — 3.2%
719,500	Cabot Oil & Gas Corp.	12,562,470
132,500	Phillips 66	11,371,150
		23,933,620
	FINANCIALS — 18.0%
68,700	Ameriprise Financial, Inc.	17,098,056
154,700	Capital One Financial Corp.	23,930,543
74,100	Chubb Ltd.[1]	11,777,454
143,000	Cincinnati Financial Corp.	16,676,660
142,100	Commerce Bancshares, Inc.	10,594,976
114,600	Cullen/Frost Bankers, Inc.	12,835,200
99,239	East West Bancorp, Inc.	7,114,444
59,500	JPMorgan Chase & Co.	9,254,630
1,398,200	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	7,578,244
96,500	PNC Financial Services Group, Inc.	18,408,340
		135,268,547
	HEALTH CARE — 14.2%
211,200	Alcon, Inc.[1]	14,838,912
73,800	Amgen, Inc.	17,988,750
108,600	Danaher Corp.	29,143,896
431,500	Elanco Animal Health, Inc.*	14,968,735
141,800	Medtronic PLC[1]	17,601,634
129,300	Novartis A.G. - ADR[1]	11,797,332
		106,339,259

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 12.3%
19,550	Allegion PLC[1]	$2,723,315
67,000	General Dynamics Corp.	12,613,420
84,700	Honeywell International, Inc.	18,578,945
284,700	Johnson Controls International PLC[1]	19,538,961
65,100	Parker-Hannifin Corp.	19,992,861
157,300	Xylem, Inc.	18,869,708
		92,317,210
	MATERIALS — 7.3%
462,000	Corteva, Inc.	20,489,700
53,700	Martin Marietta Materials, Inc.	18,892,197
169,100	RPM International, Inc.	14,995,788
		54,377,685
	REAL ESTATE — 4.8%
101,900	Crown Castle International Corp. - REIT	19,880,690
108,400	Equity LifeStyle Properties, Inc. - REIT	8,055,204
47,200	Sun Communities, Inc. - REIT	8,090,080
		36,025,974
	TECHNOLOGY — 22.2%
51,600	Adobe, Inc.*	30,219,024
68,200	ANSYS, Inc.*	23,669,492
135,800	Microchip Technology, Inc.	20,334,692
113,800	Microsoft Corp.	30,828,420
68,600	PayPal Holdings, Inc.*	19,995,528
141,400	QUALCOMM, Inc.	20,210,302
213,400	Sony Group Corp. - ADR[1]	20,746,748
		166,004,206
	Total Common Stocks
	(Cost $587,027,568)	723,212,440

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.9%
$29,790,787	UMB Money Market Fiduciary, 0.01%[2]	$29,790,787
	Total Short-Term Investments
	(Cost $29,790,787)	29,790,787
	TOTAL INVESTMENTS — 100.4%
	(Cost $616,818,355)	753,003,227
	Liabilities in Excess of Other Assets — (0.4)%	(3,364,087)
	TOTAL NET ASSETS — 100.0%	$749,639,140

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.2%
Financials	18.0%
Health Care	14.2%
Industrials	12.3%
Materials	7.3%
Consumer Staples	6.6%
Consumer Discretionary	5.2%
Real Estate	4.8%
Energy	3.2%
Communications	2.7%
Total Common Stocks	96.5%
Short-Term Investments	3.9%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.0%
	COMMUNICATIONS — 1.2%
24,216	ATN International, Inc.	$1,101,586
24,786	World Wrestling Entertainment, Inc. - Class A	1,434,861
		2,536,447
	CONSUMER DISCRETIONARY — 5.1%
72,235	1-800-Flowers.com, Inc. - Class A*	2,302,129
29,357	Carter's, Inc.	3,028,762
78,185	Designer Brands, Inc.*	1,293,962
12,989	KB Home	528,912
41,587	Liquidity Services, Inc.*	1,058,389
36,830	Monro, Inc.	2,339,073
		10,551,227
	CONSUMER STAPLES — 3.6%
29,679	Cal-Maine Foods, Inc.	1,074,677
19,765	Chefs' Warehouse, Inc.*	629,120
40,321	Herbalife Nutrition Ltd.*,1	2,126,126
33,006	Nu Skin Enterprises, Inc. - Class A	1,869,790
38,131	TreeHouse Foods, Inc.*	1,697,592
		7,397,305
	ENERGY — 0.9%
141,857	NexTier Oilfield Solutions, Inc.*	675,239
33,307	Oceaneering International, Inc.*	518,590
208,332	Ring Energy, Inc.*	620,830
		1,814,659
	FINANCIALS — 13.2%
18,068	BankUnited, Inc.	771,323
17,094	Banner Corp.	926,666
51,954	Berkshire Hills Bancorp, Inc.	1,424,059
43,128	BRP Group, Inc. - Class A*	1,149,361
92,196	Byline Bancorp, Inc.	2,086,395
78,232	Customers Bancorp, Inc.*	3,050,266
15,932	eHealth, Inc.*	930,429
14,773	Evercore, Inc. - Class A	2,079,595
21,795	Flushing Financial Corp.	467,067
99,254	Huntington Bancshares, Inc.	1,416,355
70,043	National Bank Holdings Corp. - Class A	2,643,423
63,997	Pacific Premier Bancorp, Inc.	2,706,433
30,447	PacWest Bancorp	1,253,198
5,125	Signature Bank	1,258,956

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
23,406	Texas Capital Bancshares, Inc.*	$1,486,047
61,061	Veritex Holdings, Inc.	2,162,170
21,422	Voya Financial, Inc.	1,317,453
		27,129,196
	HEALTH CARE — 16.2%
60,730	Acadia Healthcare Co., Inc.*	3,810,808
28,333	Avid Bioservices, Inc.*	726,742
12,870	Charles River Laboratories International, Inc.*	4,760,870
5,094	Chemed Corp.	2,417,103
90,943	Coherus Biosciences, Inc.*	1,257,742
145,626	Cross Country Healthcare, Inc.*	2,404,285
11,312	Haemonetics Corp.*	753,832
23,247	HealthEquity, Inc.*	1,870,919
37,608	MEDNAX, Inc.*	1,133,881
59,570	Merit Medical Systems, Inc.*	3,851,796
24,675	ModivCare, Inc.*	4,196,477
13,623	PetIQ, Inc. - Class A*	525,848
37,544	Prestige Consumer Healthcare, Inc.*	1,956,042
16,741	Quidel Corp.*	2,144,857
45,294	Supernus Pharmaceuticals, Inc.*	1,394,602
		33,205,804
	INDUSTRIALS — 28.7%
29,770	Advanced Energy Industries, Inc.	3,355,377
46,463	AerCap Holdings NV*,1	2,379,370
30,817	Albany International Corp. - Class A	2,750,725
40,878	Altra Industrial Motion Corp.	2,657,887
243,471	Ardmore Shipping Corp.*,1	1,027,448
33,927	ASGN, Inc.*	3,288,544
17,896	AZZ, Inc.	926,655
25,676	Barnes Group, Inc.	1,315,895
32,182	Belden, Inc.	1,627,444
70,139	CAI International, Inc.	3,927,784
31,125	Capital Product Partners LP1	379,725
31,119	Casella Waste Systems, Inc. - Class A*	1,973,878
39,180	Columbus McKinnon Corp.	1,890,043
23,992	Diamond S Shipping, Inc.*,1	238,960
37,069	Dycom Industries, Inc.*	2,762,753
5,939	FTI Consulting, Inc.*	811,327
110,397	Harsco Corp.*	2,254,307
39,607	Huron Consulting Group, Inc.*	1,946,684

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
40,845	Itron, Inc.*	$4,083,683
51,398	KBR, Inc.	1,960,834
48,716	Matthews International Corp. - Class A	1,751,827
37,576	Mercury Systems, Inc.*	2,490,537
15,789	Novanta, Inc.*,1	2,127,726
64,664	SP Plus Corp.*	1,978,072
89,955	Team, Inc.*	602,698
47,875	Titan Machinery, Inc.*	1,481,252
237,456	U.S. Xpress Enterprises, Inc. - Class A*	2,042,122
12,416	Viad Corp.*	618,938
68,028	Wabash National Corp.	1,088,448
22,088	Westinghouse Air Brake Technologies Corp.	1,817,842
52,794	WillScot Mobile Mini Holdings Corp.*	1,471,369
		59,030,154
	MATERIALS — 1.8%
88,943	Alamos Gold, Inc. - Class A1	680,414
44,090	Kraton Corp.*	1,423,666
38,798	Silgan Holdings, Inc.	1,610,117
		3,714,197
	REAL ESTATE — 6.0%
78,353	Armada Hoffler Properties, Inc. - REIT	1,041,312
45,051	Community Healthcare Trust, Inc. - REIT	2,138,121
68,151	iStar, Inc. - REIT	1,412,770
36,656	Omega Healthcare Investors, Inc. - REIT	1,330,246
49,684	QTS Realty Trust, Inc. - Class A - REIT	3,840,573
68,456	STAG Industrial, Inc. - REIT	2,562,308
		12,325,330
	TECHNOLOGY — 13.8%
68,172	ACI Worldwide, Inc.*	2,531,908
16,075	Aspen Technology, Inc.*	2,210,955
49,859	Benchmark Electronics, Inc.	1,418,987
11,113	BM Technologies, Inc. - Class A*	138,246
56,175	Bottomline Technologies DE, Inc.*	2,082,969
68,981	Box, Inc. - Class A*	1,762,465
124,314	CalAmp Corp.*	1,581,274
16,250	Euronet Worldwide, Inc.*	2,199,437
68,124	Infinera Corp.*	694,865
18,296	Insight Enterprises, Inc.*	1,829,783
118,093	Knowles Corp.*	2,331,156

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
47,034	MACOM Technology Solutions Holdings, Inc.*	$3,013,939
15,202	Rogers Corp.*	3,052,562
74,201	Sonos, Inc.*	2,614,101
35,633	Xperi Holding Corp.	792,478
		28,255,125
	UTILITIES — 2.5%
38,291	ALLETE, Inc.	2,679,604
46,494	Unitil Corp.	2,462,787
		5,142,391
	Total Common Stocks
	(Cost $145,606,385)	191,101,835
	EXCHANGE-TRADED FUNDS — 2.7%
12,425	iShares Russell 2000 ETF	2,849,922
16,074	iShares Russell 2000 Value ETF	2,664,587
	Total Exchange-Traded Funds
	(Cost $3,924,629)	5,514,509

Principal Amount
	SHORT-TERM INVESTMENTS — 4.3%
$8,905,438	UMB Money Market Fiduciary, 0.01%[2]	8,905,438
	Total Short-Term Investments
	(Cost $8,905,438)	8,905,438
	TOTAL INVESTMENTS — 100.0%
	(Cost $158,436,452)	205,521,782
	Liabilities in Excess of Other Assets — (0.0)%	(99,595)
	TOTAL NET ASSETS — 100.0%	$205,422,187

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	28.7%
Health Care	16.2%
Technology	13.8%
Financials	13.2%
Real Estate	6.0%
Consumer Discretionary	5.1%
Consumer Staples	3.6%
Utilities	2.5%
Materials	1.8%
Communications	1.2%
Energy	0.9%
Total Common Stocks	93.0%
Exchange-Traded Funds	2.7%
Short-Term Investments	4.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	CONSUMER DISCRETIONARY — 17.4%
2,041	Amazon.com, Inc.*	$7,021,366
60,544	Comcast Corp. - Class A	3,452,219
6,748	Dollar General Corp.	1,460,200
30,284	General Motors Co.*	1,791,904
9,102	Home Depot, Inc.	2,902,537
24,670	Marriott International, Inc. - Class A*	3,367,948
3,336	O'Reilly Automotive, Inc.*	1,888,877
15,271	Walt Disney Co.*	2,684,184
		24,569,235
	CONSUMER STAPLES — 4.3%
5,347	Costco Wholesale Corp.	2,115,648
7,205	Estee Lauder Cos., Inc. - Class A	2,291,766
11,631	PepsiCo, Inc.	1,723,365
		6,130,779
	ENERGY — 1.7%
28,943	Phillips 66	2,483,888
	FINANCIALS — 11.9%
16,056	Ameriprise Financial, Inc.	3,996,017
85,672	Bank of America Corp.	3,532,257
15,134	Chubb Ltd.[1]	2,405,398
23,055	Intercontinental Exchange, Inc.	2,736,628
26,833	JPMorgan Chase & Co.	4,173,605
		16,843,905
	HEALTH CARE — 15.4%
19,955	Abbott Laboratories	2,313,383
54,116	Adaptive Biotechnologies Corp.*	2,211,180
8,599	Becton, Dickinson and Co.	2,091,191
7,228	Bio-Techne Corp.	3,254,479
22,789	Bristol-Myers Squibb Co.	1,522,761
17,602	Catalent, Inc.*	1,903,128
11,166	Cigna Corp.	2,647,124
11,905	Guardant Health, Inc.*	1,478,482
5,134	Teleflex, Inc.	2,062,790
4,479	Thermo Fisher Scientific, Inc.	2,259,521
		21,744,039

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 9.3%
24,480	AMETEK, Inc.	$3,268,080
10,336	Chart Industries, Inc.*	1,512,364
11,014	Honeywell International, Inc.	2,415,921
14,167	Norfolk Southern Corp.	3,760,063
12,103	Trane Technologies PLC	2,228,646
		13,185,074
	MATERIALS — 2.7%
12,080	Avery Dennison Corp.	2,539,699
15,111	Ball Corp.	1,224,294
		3,763,993
	REAL ESTATE — 2.1%
7,175	Alexandria Real Estate Equities, Inc. - REIT	1,305,420
13,687	Prologis, Inc.	1,636,007
		2,941,427
	TECHNOLOGY — 32.4%
3,092	Adobe, Inc.*	1,810,799
3,092	Alphabet, Inc. - Class A*	7,550,015
63,340	Apple, Inc.	8,675,046
7,091	Broadcom, Inc.	3,381,272
18,828	Fidelity National Information Services, Inc.	2,667,363
14,296	Microchip Technology, Inc.	2,140,683
36,461	Microsoft Corp.	9,877,285
2,970	NVIDIA Corp.	2,376,297
8,462	PayPal Holdings, Inc.*	2,466,504
12,438	Skyworks Solutions, Inc.	2,384,986
11,067	Visa, Inc. - Class A	2,587,686
		45,917,936
	UTILITIES — 1.7%
6,055	American Water Works Co., Inc.	933,257
19,559	NextEra Energy, Inc.	1,433,284
		2,366,541
	Total Common Stocks
	(Cost $106,968,067)	139,946,817

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.0%
$1,508,177	UMB Money Market Fiduciary, 0.01%[2]	$1,508,177
	Total Short-Term Investments
	(Cost $1,508,177)	1,508,177
	TOTAL INVESTMENTS — 99.9%
	(Cost $108,476,244)	141,454,994
	Other Assets in Excess of Liabilities — 0.1%	83,620
	TOTAL NET ASSETS — 100.0%	$141,538,614

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	32.4%
Consumer Discretionary	17.4%
Health Care	15.4%
Financials	11.9%
Industrials	9.3%
Consumer Staples	4.3%
Materials	2.7%
Real Estate	2.1%
Energy	1.7%
Utilities	1.7%
Total Common Stocks	98.9%
Short-Term Investments	1.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2021 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Assets:
Investments, at cost	$54,895,603	$271,732,453	$8,189,933
Foreign currency, at cost	-	3,335	-
Investments, at value	$83,429,812	$329,088,576	$8,367,050
Foreign currency, at value	-	3,316	-
Cash	-	-	2,616
Receivables:
Investment securities sold	-	-	98,300
Fund shares sold	-	711,401	-
Dividends and interest	166,346	632,339	100,832
Due from Advisor	-	-	11,148
Prepaid expenses	8,381	27,660	8,352
Total assets	83,604,539	330,463,292	8,588,298
Liabilities:
Payables:
Investment securities purchased	-	-	166,365
Fund shares redeemed	6,743	17,177	-
Advisory fees	35,478	166,851	-
Shareholder servicing fees (Note 7)	-	378	-
Fund administration and accounting fees	21,665	5,981	26,304
Transfer agent fees and expenses	5,270	2,506	4,245
Custody fees	5,432	948	1,610
Auditing fees	10,604	2,621	11,311
Trustees' deferred compensation (Note 3)	6,380	6,297	6,005
Chief Compliance Officer fees	597	530	961
Trustees' fees and expenses	88	32	952
Accrued other expenses	17,897	2,100	5,547
Total liabilities	110,154	205,421	223,300

Net Assets	$83,494,385	$330,257,871	$8,364,998
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,241,146	$271,523,136	$8,333,796
Total distributable earnings	29,253,239	58,734,735	31,202
Net Assets	$83,494,385	$330,257,871	$8,364,998
Class I:
Shares of beneficial interest issued and outstanding	5,235,492	23,603,987	798,734
Net asset value per share	$15.95	$13.99	$10.47

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of June 30, 2021 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Assets:
Investments, at cost	$616,818,355	$158,436,452	$108,476,244
Foreign currency, at cost	-	-	-
Investments, at value	$753,003,227	$205,521,782	$141,454,994
Foreign currency, at value	-	-	-
Cash	-	-	-
Receivables:
Investment securities sold	293,755	57,762	-
Fund shares sold	4,133,759	36,957	119,220
Dividends and interest	763,768	95,889	21,776
Due from Advisor	-	-	-
Prepaid expenses	52,376	10,467	22,928
Total assets	758,246,885	205,722,857	141,618,918
Liabilities:
Payables:
Investment securities purchased	7,930,640	49,006	-
Fund shares redeemed	247,224	31,181	2,465
Advisory fees	345,328	111,333	40,532
Shareholder servicing fees (Note 7)	-	29,172	726
Fund administration and accounting fees	59,118	33,299	13,874
Transfer agent fees and expenses	5,792	7,360	3,844
Custody fees	556	12,697	646
Auditing fees	10,315	10,572	9,659
Trustees' deferred compensation (Note 3)	6,508	6,258	6,084
Chief Compliance Officer fees	181	657	778
Trustees' fees and expenses	48	59	7
Accrued other expenses	2,035	9,076	1,689
Total liabilities	8,607,745	300,670	80,304
Net Assets	$749,639,140	$205,422,187	$141,538,614
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$600,488,739	$160,963,637	$106,980,027
Total distributable earnings	149,150,401	44,458,550	34,558,587
Net Assets	$749,639,140	$205,422,187	$141,538,614
Class I:
Shares of beneficial interest issued and outstanding	38,179,574	12,735,760	7,059,222
Net asset value per share	$19.63	$16.13	$20.05

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Investment income:
Dividends (net of foreign withholding taxes of $65,689, $281,631 and $0, respectively)	$682,007	$3,017,302	$1,125
Interest	130	319	153,920
Total investment income	682,137	3,017,621	155,045
Expenses:
Advisory fees	272,728	993,489	19,888
Shareholder servicing fees (Note 7)	-	110,696	-
Fund administration and accounting fees	46,978	83,297	46,361
Transfer agent fees and expenses	9,879	9,117	8,221
Custody fees	7,623	32,814	4,982
Registration fees	11,960	11,415	10,984
Auditing fees	11,089	2,913	11,611
Legal fees	9,865	2,950	4,315
Trustees' fees and expenses	4,270	5,126	3,055
Shareholder reporting fees	4,157	4,926	1,756
Chief Compliance Officer fees	2,578	2,575	2,578
Miscellaneous	2,061	9,875	1,962
Insurance fees	1,073	1,091	991
Total expenses	384,261	1,270,284	116,704
Advisory fees waived	(72,572)	(134,618)	(19,888)
Other expenses absorbed	-	-	(70,580)
Net expenses	311,689	1,135,666	26,236
Net investment income	370,448	1,881,955	128,809

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	371,781	1,644,815	224,432
Foreign currency transactions	(3,655)	(5,144)	-
Net realized gain	368,126	1,639,671	224,432
Net change in unrealized appreciation/depreciation on:
Investments	8,148,634	21,390,386	(216,727)
Foreign currency translations	(2,562)	(11,286)	-
Net change in unrealized appreciation/depreciation	8,146,072	21,379,100	(216,727)
Net realized and unrealized gain	8,514,198	23,018,771	7,705
Net Increase in Net Assets from Operations	$8,884,646	$24,900,726	$136,514

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Six Months Ended June 30, 2021 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $63,979, $650 and $0, respectively)	$4,502,329	$901,656	$619,787
Interest	924	402	103
Total investment income	4,503,253	902,058	619,890

Expenses:
Advisory fees	1,723,002	709,106	298,117
Shareholder servicing fees (Note 7)	-	99,274	48,974
Fund administration and accounting fees	200,022	83,301	56,258
Transfer agent fees and expenses	20,398	12,339	10,180
Custody fees	24,390	11,792	15,160
Registration fees	28,972	10,873	18,969
Auditing fees	10,622	11,082	9,368
Legal fees	5,687	5,152	4,671
Trustees' fees and expenses	6,227	4,586	4,751
Shareholder reporting fees	6,367	1,095	2,541
Chief Compliance Officer fees	2,578	2,578	2,578
Miscellaneous	19,831	3,865	7,088
Insurance fees	1,111	1,117	1,018
Total expenses	2,049,207	956,160	479,673
Advisory fees waived	(67,754)	(105,233)	(92,119)
Other expenses absorbed	-	-	-
Net expenses	1,981,453	850,927	387,554
Net investment income	2,521,800	51,131	232,336

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,018,851	3,329,134	1,197,733
Foreign currency transactions	-	-	-
Net realized gain	10,018,851	3,329,134	1,197,733
Net change in unrealized appreciation/depreciation on:
Investments	70,385,035	23,098,772	12,111,380
Foreign currency translations	-	-	-
Net change in unrealized appreciation/depreciation	70,385,035	23,098,772	12,111,380
Net realized and unrealized gain	80,403,886	26,427,906	13,309,113
Net Increase in Net Assets from Operations	$82,925,686	$26,479,037	$13,541,449

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$370,448	$559,571
Net realized gain on investments and foreign currency transactions	368,126	2,851,288
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,146,072	5,859,273
Net increase in net assets resulting from operations	8,884,646	9,270,132
Distributions to Shareholders:
Distributions	-	(3,387,483)
Total distributions to shareholders	-	(3,387,483)
Capital Transactions:
Class I:
Net proceeds from shares sold	11,864,661	7,155,286
Reinvestment of distributions	-	1,743,224
Cost of shares redeemed[1]	(6,382,603)	(15,893,690)
Net increase (decrease) in net assets from capital transactions	5,482,058	(6,995,180)
Total increase (decrease) in net assets	14,366,704	(1,112,531)
Net Assets:
Beginning of period	69,127,681	70,240,212
End of period	$83,494,385	$69,127,681
Capital Share Transactions:
Class I:
Shares sold	777,404	602,112
Shares reinvested	-	125,142
Shares redeemed	(415,763)	(1,345,234)
Net increase (decrease) in capital share transactions	361,641	(617,980)

[1]	Net of redemption fee proceeds of $149 and $106, respectively.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,881,955	$1,228,201
Net realized gain (loss) on investments and foreign currency transactions	1,639,671	(1,786,141)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	21,379,100	26,760,575
Net increase in net assets resulting from operations	24,900,726	26,202,635
Distributions to Shareholders:
Distributions	-	(1,184,366)
Total distributions to shareholders	-	(1,184,366)
Capital Transactions:
Class I:
Net proceeds from shares sold	98,553,204	155,229,159
Reinvestment of distributions	-	1,150,354
Cost of shares redeemed[1]	(38,216,843)	(27,601,524)
Net increase in net assets from capital transactions	60,336,361	128,777,989
Total increase in net assets	85,237,087	153,796,258
Net Assets:
Beginning of period	245,020,784	91,224,526
End of period	$330,257,871	$245,020,784
Capital Share Transactions:
Class I:
Shares sold	7,337,925	13,949,030
Shares reinvested	-	91,735
Shares redeemed	(2,871,399)	(2,725,225)
Net increase in capital share transactions	4,466,526	11,315,540

[1]	Net of redemption fee proceeds of $686 and $1,012, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$128,809	$234,985
Net realized gain on investments	224,432	103,058
Net change in unrealized appreciation/depreciation on investments	(216,727)	199,870
Net increase in net assets resulting from operations	136,514	537,913
Distributions to Shareholders:
Distributions	(129,230)	(235,505)
Total distributions to shareholders	(129,230)	(235,505)

Capital Transactions:
Class I:
Net proceeds from shares sold	93,417	2,201,553
Reinvestment of distributions	116,574	213,592
Cost of shares redeemed[1]	(483,669)	(58,395)
Net increase (decrease) in net assets from capital transactions	(273,678)	2,356,750
Total increase (decrease) in net assets	(266,394)	2,659,158

Net Assets:
Beginning of period	8,631,392	5,972,234
End of period	$8,364,998	$8,631,392
Capital Share Transactions:
Class I:
Shares sold	8,976	216,692
Shares reinvested	11,190	21,256
Shares redeemed	(46,386)	(5,815)
Net increase (decrease) in capital share transactions	(26,220)	232,133

[1]	Net of redemption fee proceeds of $0 and $261, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,521,800	$1,822,811
Net realized gain on investments	10,018,851	2,133,123
Net change in unrealized appreciation/depreciation on investments	70,385,035	52,354,663
Net increase in net assets resulting from operations	82,925,686	56,310,597
Distributions to Shareholders:
Distributions	-	(1,825,277)
Total distributions to shareholders	-	(1,825,277)
Capital Transactions:
Class I:
Net proceeds from shares sold	320,116,130	293,563,991
Reinvestment of distributions	-	1,679,739
Cost of shares redeemed[1]	(50,194,214)	(52,474,617)
Net increase in net assets from capital transactions	269,921,916	242,769,113
Total increase in net assets	352,847,602	297,254,433
Net Assets:
Beginning of period	396,791,538	99,537,105
End of period	$749,639,140	$396,791,538
Capital Share Transactions:
Class I:
Shares sold	17,311,426	20,543,883
Shares reinvested	-	101,741
Shares redeemed	(2,705,470)	(3,799,806)
Net increase in capital share transactions	14,605,956	16,845,818

[1]	Net of redemption fee proceeds of $1,471 and $1,602, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$51,131	$73,788
Net realized gain (loss) on investments	3,329,134	(1,208,423)
Net change in unrealized appreciation/depreciation on investments	23,098,772	19,397,846
Net increase in net assets resulting from operations	26,479,037	18,263,211
Distributions to Shareholders:
Distributions	-	(3,002,697)
Total distributions to shareholders	-	(3,002,697)
Capital Transactions:
Class I:
Net proceeds from shares sold	29,210,413	69,824,355
Reinvestment of distributions	-	3,000,502
Cost of shares redeemed[1]	(11,837,454)	(43,770,259)
Net increase in net assets from capital transactions	17,372,959	29,054,598
Total increase in net assets	43,851,996	44,315,112
Net Assets:
Beginning of period	161,570,191	117,255,079
End of period	$205,422,187	$161,570,191
Capital Share Transactions:
Class I:
Shares sold	1,876,115	6,525,517
Shares reinvested	-	219,656
Shares redeemed	(766,851)	(4,169,617)
Net increase in capital share transactions	1,109,264	2,575,556

[1]	Net of redemption fee proceeds of $226 and $1,146, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$232,336	$318,142
Net realized gain on investments	1,197,733	692,133
Net change in unrealized appreciation/depreciation on investments	12,111,380	16,173,458
Net increase in net assets resulting from operations	13,541,449	17,183,733
Distributions to Shareholders:
Distributions	-	(698,518)
Total distributions to shareholders	-	(698,518)
Capital Transactions:
Class I:
Net proceeds from shares sold	43,857,633	55,863,836
Reinvestment of distributions	-	664,183
Cost of shares redeemed[1]	(6,539,712)	(9,602,668)
Net increase in net assets from capital transactions	37,317,921	46,925,351
Total increase in net assets	50,859,370	63,410,566
Net Assets:
Beginning of period	90,679,244	27,268,678
End of period	$141,538,614	$90,679,244
Capital Share Transactions:
Class I:
Shares sold	2,328,220	3,797,835
Shares reinvested	-	37,997
Shares redeemed	(345,359)	(662,841)
Net increase in capital share transactions	1,982,861	3,172,991

[1]	Net of redemption fee proceeds of $505 and $2,720, respectively.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.18	$12.79	$10.76	$13.29	$11.59	$10.27
Income from Investment Operations:
Net investment income[1]	0.07	0.11	0.12	0.13	0.09	0.07
Net realized and unrealized gain (loss)	1.70	2.01	2.83	(1.35)	1.68	1.33
Total from investment operations	1.77	2.12	2.95	(1.22)	1.77	1.40
Less Distributions:
From net investment income	-	(0.12)	(0.17)	(0.23)	(0.07)	(0.08)
From net realized gain	-	(0.61)	(0.75)	(1.08)	-	-
Total distributions	-	(0.73)	(0.92)	(1.31)	(0.07)	(0.08)
Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]	- [2]	- [2]
Net asset value, end of period	$15.95	$14.18	$12.79	$10.76	$13.29	$11.59
Total return[3]	12.48%[4]	16.68%	27.55%	(9.53)%	15.29%	13.60%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,494	$69,128	$70,240	$64,844	$107,728	$80,678
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.99%[5]	1.07%	1.02%	1.20%	1.25%	1.31%
After fees waived and expenses absorbed	0.80%[5]	0.80%	0.80%	0.93%[6]	0.98%	1.06%[7]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.76%[5]	0.63%	0.75%	0.71%	0.46%	0.33%
After fees waived and expenses absorbed	0.95%[5]	0.90%	0.97%	0.98%	0.73%	0.58%

Portfolio turnover rate	9%[4]	12%	22%	37%	27%	39%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund
FINANCIAL HIGHLIGHTS - Continued
Class I

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.98%.
[7]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.98% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.80	$11.66	$9.54	$10.74	$8.89	$9.15
Income from Investment Operations:
Net investment income[1]	0.09	0.10	0.18	0.16	0.15	0.12
Net realized and unrealized gain (loss)	1.10	1.11	2.11	(1.22)	1.86	(0.23)
Total from investment operations	1.19	1.21	2.29	(1.06)	2.01	(0.11)
Less Distributions:
From net investment income	-	(0.07)	(0.15)	(0.14)	(0.16)	(0.15)
From net realized gain	-	-	(0.02)	-	-	-
Total distributions	-	(0.07)	(0.17)	(0.14)	(0.16)	(0.15)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$13.99	$12.80	$11.66	$9.54	$10.74	$8.89
Total return[3]	9.30%[4]	10.40%	23.98%	(9.89)%	22.64%	(1.17)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$330,258	$245,021	$91,225	$45,636	$16,677	$10,773
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.89%[5]	1.04%	1.17%	1.42%	2.38%	2.43%
After fees waived and expenses absorbed	0.80%[5]	0.80%	0.80%	0.88%[6]	0.93%	1.05%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.23%[5]	0.72%	1.26%	0.90%	0.09%	(0.06)%
After fees waived and expenses absorbed	1.32%[5]	0.96%	1.63%	1.44%	1.54%	1.32%
Portfolio turnover rate	9%[4]	14%	11%	17%	10%	48%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS - Continued
Class I

[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.93%.
[7]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.93% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.46	$10.07	$9.39	$9.96	$9.94	$9.36
Income from Investment Operations:
Net investment income[1]	0.16	0.32	0.40	0.41	0.41	0.43
Net realized and unrealized gain (loss)	0.01	0.39	0.68	(0.56)	0.02	0.59
Total from investment operations	0.17	0.71	1.08	(0.15)	0.43	1.02
Less Distributions:
From net investment income	(0.16)	(0.32)	(0.40)	(0.42)	(0.41)	(0.44)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.16)	(0.32)	(0.40)	(0.42)	(0.41)	(0.44)
Net asset value, end of period	$10.47	$10.46	$10.07	$9.39	$9.96	$9.94
Total return[2]	1.63%[3]	7.26%	11.71%	(1.58)%	4.35%	11.07%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,365	$8,631	$5,972	$4,818	$7,251	$9,139
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.76%[4]	3.22%	3.94%	4.03%	2.96%	3.18%
After fees waived and expenses absorbed	0.62%[4]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.90%[4]	0.60%	0.69%	0.80%	1.73%	1.88%
After fees waived and expenses absorbed	3.04%[4]	3.20%	4.01%	4.21%	4.07%	4.44%
Portfolio turnover rate	62%[3]	46%	54%	89%	69%	75%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,				For the Period August 31, 2016* through December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.83	$14.79	$11.29	$12.64	$10.45	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.13	0.13	0.13	0.11	0.03
Net realized and unrealized gain (loss)	2.72	2.00	3.50	(1.33)	2.20	0.45
Total from investment operations	2.80	2.13	3.63	(1.20)	2.31	0.48
Less Distributions:
From net investment income	-	(0.09)	(0.13)	(0.07)	(0.06)	(0.03)
From net realized gain	-	-	-	(0.08)	(0.06)	-
Total distributions	-	(0.09)	(0.13)	(0.15)	(0.12)	(0.03)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$19.63	$16.83	$14.79	$11.29	$12.64	$10.45
Total return[3]	16.64%[4]	14.38%	32.18%	(9.53)%	22.12%	4.77%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$749,639	$396,792	$99,537	$98,731	$9,170	$2,571
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.71%[5]	0.79%	0.93%	0.96%	4.53%	10.12%[5]
After fees waived and expenses absorbed	0.69%[5]	0.70%[6]	0.78%	0.78%	0.78%	0.78%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.85%[5]	0.83%	0.82%	0.89%	(2.80)%	(8.43)%[5]
After fees waived and expenses absorbed	0.87%[5]	0.92%	0.97%	1.07%	0.95%	0.91%[5]
Portfolio turnover rate	7%[4]	14%	86%	18%	14%	7%[4]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS - Continued
Class I

[5]	Annualized.
[6]	Effective March 1, 2020, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.90	$12.96	$10.74	$12.83	$11.40	$9.65
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	0.01	0.01	0.01	- [2]	(0.01)
Net realized and unrealized gain (loss)	2.23	1.19	2.41	(1.56)	2.03	1.78
Total from investment operations	2.23	1.20	2.42	(1.55)	2.03	1.77
Less Distributions:
From net investment income	-	- [2]	- [2]	(0.01)	-	- [2]
From net realized gain	-	(0.26)	(0.20)	(0.53)	(0.60)	(0.02)
Total distributions	-	(0.26)	(0.20)	(0.54)	(0.60)	(0.02)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]	- [2]
Net asset value, end of period	$16.13	$13.90	$12.96	$10.74	$12.83	$11.40
Total return[3]	16.04%[4]	9.31%	22.59%	(12.29)%	17.87%	18.31%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$205,422	$161,570	$117,255	$40,902	$11,422	$4,118
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.01%[5]	1.13%	1.16%	1.44%	4.96%	9.28%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	1.04%[6]	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.06)%[5]	(0.17)%	(0.21)%	(0.46)%	(3.90)%	(8.19)%
After fees waived and expenses absorbed	0.05%[5]	0.06%	0.05%	0.08%	0.02%	(0.06)%
Portfolio turnover rate	7%[4]	24%	59%	94%	42%	18%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS - Continued
Class I

[6]	Effective September 1, 2017, the Advisor has contractually agreed to limit the operating expense to 0.90%. Prior to September 1, 2017, the Advisor had contractually agreed to limit the operating expenses to 1.15%.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,			For the Period March 31, 2017* through December 31,
	(Unaudited)	2020	2019	2018	2017
Net asset value, beginning of period	$17.86	$14.33	$10.66	$11.42	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.10	0.09	0.08	0.07
Net realized and unrealized gain (loss)	2.15	3.58	3.67	(0.72)	1.39
Total from investment operations	2.19	3.68	3.76	(0.64)	1.46
Less Distributions:
From net investment income	-	(0.07)	(0.07)	(0.07)	(0.04)
From net realized gain	-	(0.08)	(0.02)	(0.05)	-
Total distributions	-	(0.15)	(0.09)	(0.12)	(0.04)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$20.05	$17.86	$14.33	$10.66	$11.42
Total return[3]	12.26%[4]	25.69%	35.24%	(5.66)%	14.64%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$141,539	$90,679	$27,269	$10,755	$6,880
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.80%[5]	0.96%	1.47%	2.59%	5.85%[5]
After fees waived and expenses absorbed	0.65%[5]	0.65%	0.65%	0.65%	0.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.24%[5]	0.31%	(0.15)%	(1.28)%	(4.40)%[5]
After fees waived and expenses absorbed	0.39%[5]	0.62%	0.67%	0.66%	0.80%[5]
Portfolio turnover rate	5%[4]	20%	18%	32%	22%[4]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Equity Fund (the “Global Equity Fund”), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds'') are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Global Equity Fund's primary investment objective is to maximize long-term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund's primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund's primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund's primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund's primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund's primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Foreign Currency Translation

The Funds' records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds' NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds' current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2017-2020, and as of and during the six months ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Global Equity Fund, International Equity Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund will make distributions of net investment income, if any, at least annually, typically in December. The Strategic Credit Fund will make distributions of net investment income monthly. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds' written LRMP.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with Aristotle Capital Management, LLC, Aristotle Credit Partners, LLC, Aristotle Capital Boston, LLC and Aristotle Atlantic Partners, LLC (the “Advisors”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the respective Advisor based on each Fund's average daily net assets. The annual rates are listed in the table below:

		Investment
	Investment	Advisory
	Advisors	Fees
Global Equity Fund	Aristotle Capital Management, LLC	0.70%
International Equity Fund	Aristotle Capital Management, LLC	0.70%
Strategic Credit Fund	Aristotle Credit Partners, LLC	0.47%
Value Equity Fund	Aristotle Capital Management, LLC	0.60%
Small Cap Equity Fund	Aristotle Capital Boston, LLC	0.75%
Core Equity Fund	Aristotle Atlantic Partners, LLC	0.50%

The respective Advisor for each fund has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust's Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

		Total Limit on Annual
	Agreement Expires	Operating Expenses†
Global Equity Fund	April 30, 2022	0.80%
International Equity Fund	April 30, 2022	0.80%
Strategic Credit Fund	April 30, 2022	0.62%
Value Equity Fund[1]	April 30, 2022	0.69%
Small Cap Equity Fund	April 30, 2022	0.90%
Core Equity Fund	April 30, 2022	0.65%

†	The total limit on annual operating expenses is calculated based on each Fund's average daily net assets.
[1]	Effective March 1, 2020, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of the average daily net assets of the Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the respective Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Global Equity Fund	$72,572	$-	$72,572
International Equity Fund	134,618	-	134,618
Strategic Credit Fund	19,888	70,580	90,468
Value Equity Fund	67,754	-	67,754
Small Cap Equity Fund	105,233	-	105,233
Core Equity Fund	92,119	-	92,119

The respective Advisor may recover from each Fund's fees and/or expenses previously waived and/or absorbed if the Fund's expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Each Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2021	$252,914	$213,673	$209,775	$102,754	$193,718	$191,146
2022	151,272	251,277	176,924	123,495	189,206	160,016
2023	166,116	310,272	190,652	185,067	291,617	159,869
2024	72,572	134,618	90,468	67,754	105,233	92,119
Total	$642,874	$909,840	$667,819	$479,070	$779,774	$603,150

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds' fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds' other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds' custodian. The Funds' allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2021 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds' distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds' co-administrators. For the six months ended June 30, 2021, the Funds' allocated fees incurred to Trustees who are not affiliated with the Funds' co-administrators are reported on the Statements of Operations.

The Funds' Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds' liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees' Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds' allocated fees incurred for CCO services for the six months ended June 30, 2021, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2021, the gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund
Cost of investments	$54,926,251	$271,942,790	$8,189,933

Gross unrealized appreciation	$30,159,020	$61,748,271	$185,212
Gross unrealized depreciation	(1,655,459)	(4,602,485)	(8,095)
Net unrealized appreciation on investments	$28,503,561	$57,145,786	$177,117

	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$617,150,308	$164,932,124	$108,676,737

Gross unrealized appreciation	$140,926,469	$51,628,027	$33,645,961
Gross unrealized depreciation	(5,073,550)	(11,038,369)	(867,704)
Net unrealized appreciation on investments	$135,852,919	$40,589,658	$32,778,257

Any differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

As of December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund
Undistributed ordinary income	$-	$-	$238
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	238

Accumulated capital and other losses	-	(1,923,116)	(365,363)
Net unrealized appreciation on investments	20,371,203	35,755,400	393,844
Net unrealized appreciation on foreign currency	2,485	6,694	-
Unrealized deferred compensation	(5,095)	(4,969)	(4,801)
Total accumulated earnings	$20,368,593	$33,834,009	$23,918

	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Undistributed ordinary income	$1,041	$399,218	$-
Undistributed long-term capital gains	760,887	84,961	355,102
Tax accumulated earnings	761,928	484,179	355,102

Accumulated capital and other losses	-	-	-
Net unrealized appreciation on investments	65,467,884	17,500,297	20,666,877
Net unrealized appreciation on foreign currency	-	-	-
Unrealized deferred compensation	(5,097)	(4,963)	(4,841)
Total accumulated earnings	$66,224,715	$17,979,513	$21,017,138

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

The tax character of the distributions paid during the fiscal year ended December 31, 2020 and December 31, 2019 were as follows:

	Global Equity Fund		International Equity Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary income	$673,955	$1,039,563	$1,184,366	$1,135,884
Net long-term capital gains	2,713,528	3,727,223	-	133,054
Total distributions paid	$3,387,483	$4,766,786	$1,184,366	$1,268,938

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary income	$235,505	$217,967	$1,825,277	$810,250
Net long-term capital gains	-	-	-	-
Total distributions paid	$235,505	$217,967	$1,825,277	$810,250

	Small Cap Equity Fund		Core Equity Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary income	$276,873	$32,028	$323,886	$129,556
Net long-term capital gains	2,725,824	1,716,375	374,632	29,563
Total distributions paid	$3,002,697	$1,748,403	$698,518	$159,119

At December 31, 2020, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Global Equity Fund	$-	$-	$-
International Equity Fund	710,206	1,212,910	1,923,116
Strategic Credit Fund	332,651	32,712	365,363
Value Equity Fund	-	-	-
Small Cap Equity Fund	-	-	-
Core Equity Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended December 31, 2020, the Strategic Credit Fund, Value Equity Fund, and Core Equity Fund utilized $103,537, $1,167,312 and $133,921 of non-expiring capital loss carry forwards, respectively.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2021 and the year ended December 31, 2020, redemption fees were as follows:

	June 30, 2021	December 31, 2020
Global Equity Fund	$149	$106
International Equity Fund	686	1,012
Strategic Credit Fund	-	261
Value Equity Fund	1,471	1,602
Small Cap Equity Fund	226	1,146
Core Equity Fund	505	2,720

Note 6 – Investment Transactions

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Global Equity Fund	$11,792,891	$6,520,746
International Equity Fund	86,763,395	26,026,770
Strategic Credit Fund	5,142,529	5,385,171
Value Equity Fund	299,997,951	36,508,944
Small Cap Equity Fund	24,605,846	11,763,802
Core Equity Fund	43,335,411	6,138,835

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2021, the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad Levels as described below:

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2021, in valuing the Funds' assets carried at fair value:

Global Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$81,394,198	$-	$-	$81,394,198
Short-Term Investments	2,035,614	-	-	2,035,614
Total Investments	$83,429,812	$-	$-	$83,429,812

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$320,731,110	$-	$-	$320,731,110
Short-Term Investments	8,357,466	-	-	8,357,466
Total Investments	$329,088,576	$-	$-	$329,088,576

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$754,026	$-	$754,026
Corporate Bonds[2]	-	7,381,221	-	7,381,221
Preferred Stocks	91,096	-	-	91,096
Short-Term Investments	140,707	-	-	140,707
Total Investments	$231,803	$8,135,247	$-	$8,367,050

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$723,212,440	$-	$-	$723,212,430
Short-Term Investments	29,790,787	-	-	29,790,787
Total Investments	$753,003,227	$-	$-	$753,003,227

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$191,101,835	$-	$-	$191,101,835
Exchange-Traded Funds	5,514,509	-	-	5,514,509
Short-Term Investments	8,905,438	-	-	8,905,438
Total Investments	$205,521,782	$-	$-	$205,521,782

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$139,946,817	$-	$-	$139,946,817
Short-Term Investments	1,508,177	-	-	1,508,177
Total Investments	$141,454,994	$-	$-	$141,454,994

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification and major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Note 10 – Unfunded Commitments

The Strategic Credit Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities.

As of June 30, 2021, the Strategic Credit Fund had no unfunded loan commitments outstanding.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds' performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds' investments is not reasonably estimable at this time.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds' related events and transactions that occurred through the date of issuance of the Funds' financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds' financial statements.

Aristotle Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Global Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/21	6/30/21	1/1/21 - 6/30/21
Actual Performance	$1,000.00	$1,124.80	$4.21
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.00
*	Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2021 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/21	6/30/21	1/1/21 - 6/30/21
Actual Performance	$1,000.00	$1,093.00	$4.15
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.01
*	Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/21	6/30/21	1/1/21 - 6/30/21
Actual Performance	$1,000.00	$1,016.30	$3.10
Hypothetical (5% annual return before expenses)	1,000.00	1,021.72	3.11
*	Expenses are equal to the Fund's annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/21	6/30/21	1/1/21 - 6/30/21
Actual Performance	$1,000.00	$1,166.40	$3.71
Hypothetical (5% annual return before expenses)	1,000.00	1,021.37	3.46
*	Expenses are equal to the Fund's annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2021 (Unaudited)

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/21	6/30/21	1/1/21 - 6/30/21
Actual Performance	$1,000.00	$1,160.40	$4.82
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51
*	Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/21	6/30/21	1/1/21 - 6/30/21
Actual Performance	$1,000.00	$1,222.60	$3.42
Hypothetical (5% annual return before expenses)	1,000.00	1,021.57	3.26
*	Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

Each a series of Investment Managers Series Trust

Investment Advisors

Aristotle Capital Management, LLC

11100 Santa Monica Boulevard, Suite 1700

Los Angeles, California 90025

Aristotle Credit Partners, LLC

840 Newport Center Drive, Suite 600

Newport Beach, California 92660

Aristotle Capital Boston, LLC

One Federal Street, 36th Floor

Boston, Massachusetts 02110

Aristotle Atlantic Partners, LLC

489 5th Avenue, 10th Floor

New York, New York 10017

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Equity Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds' proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 661-6691 or on the U.S. Securities and Exchange Commission's (“SEC”) website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds' Form N-PORT on the SEC's website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 661-6691.

Aristotle Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 661-6691

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/7/2021